Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2020
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
Given the uncertainty described relating to the UELs of our gas assets, below we provide a sensitivity on the depreciation charge for our UK and US regulated segments were a shorter UEL presumed:

	Increase in depreciation expense
	UK regulated £m	US regulated £m
UELs limited to 2050	37	151
UELs limited to 2060	13	66
UELs limited to 2070	—	26

	2020	2019
	£m	£m
Information in relation to property, plant and equipment
Capitalised interest included within cost	2,118	1,995
Contributions to cost of property, plant and equipment included within:
Trade and other payables	84	87
Non-current liabilities	428	372
Contract liabilities – current	76	61
Contract liabilities – non-current	1,082	933
Unless otherwise determined by operational requirements, the depreciation periods for the principal categories of property, plant and equipment are, in general, as shown in the table below split between the UK and US, along with the weighted average remaining UEL for each class of property, plant and equipment (which is calculated by applying the annual depreciation charge per class of asset by the net book value of that class of asset).

		Years
	UK	US	Weighted average remaining UEL
Freehold and leasehold buildings	up to 60	up to 100	26
Plant and machinery:
Electricity transmission plant and wires	10 to 100	45 to 80	40
Electricity distribution plant	n/a	35 to 85	37
Electricity generation plant	15 to 40	20 to 93	21
Interconnector plant and other	5 to 60	8 to 50	23
Gas plant – mains, services and regulating equipment	10 to 65	47 to 95	49
Gas plant – storage	5 to 40	12 to 65	13
Gas plant – meters	7 to 30	14 to 65	18
Motor vehicles and office equipment	up to 10	up to 26	5

	Land and buildings £m	Plant and machinery £m	Assets in the course of construction[1] £m	Motor vehicles and office equipment £m	Total £m
Cost at 1 April 2018	2,930	49,374	4,273	857	57,434
Exchange adjustments	114	2,001	70	47	2,232
Additions	34	391	3,533	57	4,015
Disposals	(35)	(357)	(159)	(44)	(595)
Reclassifications²	295	2,974	(3,292)	13	(10)
Cost at 1 April 2019 (as previously reported)	3,338	54,383	4,425	930	63,076
Right-of-use assets recognised on transition to IFRS 16³	381	67	—	20	468
Cost at 1 April 2019 (as restated)	3,719	54,450	4,425	950	63,544
Exchange adjustments	98	1,511	53	33	1,695
Additions	130	464	4,029	104	4,727
Disposals	(79)	(486)	(9)	(65)	(639)
Reclassifications[2,4]	29	4,303	(4,433)	14	(87)
Cost at 31 March 2020	3,897	60,242	4,065	1,036	69,240
Accumulated depreciation at 1 April 2018	(674)	(16,398)	—	(509)	(17,581)
Exchange adjustments	(19)	(501)	—	(25)	(545)
Depreciation charge for the year	(93)	(1,229)	(150)	(101)	(1,573)
Disposals	7	335	150	44	536
Reclassifications²	1	(1)	—	—	—
Accumulated depreciation at 1 April 2019	(778)	(17,794)	—	(591)	(19,163)
Exchange adjustments	(16)	(372)	—	(20)	(408)
Depreciation charge for the year	(92)	(1,252)	—	(120)	(1,464)
Disposals	36	464	—	58	558
Reclassifications²	3	(7)	—	11	7
Accumulated depreciation at 31 March 2020	(847)	(18,961)	—	(662)	(20,470)
Net book value at 31 March 2020	3,050	41,281	4,065	374	48,770
Net book value at 31 March 2019	2,560	36,589	4,425	339	43,913

1.	In 2019, included within disposals are UK nuclear connections development costs of £150 million (before £13 million of termination income) which were written off. See note 5 for further details.

2.	Represents amounts transferred between categories, (to)/from other intangible assets (see note 12), reclassifications from inventories and reclassifications between cost and accumulated depreciation.

3.	£468 million of additional right-of-use assets were recognised on transition to IFRS 16 on 1 April 2019. See note 37 for details.

4.
Comprises an £87 million reduction in gross cost of assets in the course of construction in our UK Electricity Transmission business for costs previously capitalised and accrued as due to a supplier that are no longer payable.

Schedule of information about right-of-use assets
Included within the net book value of property, plant and equipment at 31 March 2020 are right-of-use assets, split as follows:

	Land and buildings £m	Plant and machinery £m	Assets in the course of construction £m	Motor vehicles and office equipment £m	Total £m
Net book value at 31 March 2020	364	95	—	225	684
Additions	10	1	—	73	84
Depreciation charge for the year ended 31 March 2020	(29)	(16)	—	(72)	(117)

The following balances have been included in the income statement for the year ended 31 March 2020 in respect of right-of-use assets:

Total £m
Included within net finance income and costs:
Interest expense on lease liabilities	(26)
Included within revenue:
Lease income	35
Included within operating expenses:
Expenses relating to low-value leases	(12)